Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Liabilities [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following:

	December 31,
	2023	2024

Technical service fee payable	$2,174	$-
Project deposits	-	3,904
Payroll payable	820	717
Value added taxes and other taxes payable	750	370
Subscription amount received for unvested restricted shares	592	288
Other accrued expenses	473	513
Total accrued expenses and other liabilities	$4,809	$5,792